Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

Note 6. Income Taxes

The income tax benefit consisted of the following for the years ended December 31, 2025 and 2024:

	2025	2024
Federal	$—	$—
Foreign	—	—
State & Local	(506,615)	(409,114)
Income tax benefit	$(506,615)	$(409,114)

The significant components of the Company’s deferred tax assets and liabilities at December 31, 2025 and 2024 are as follows:

	2025	2024
Net operating loss carry forwards	$29,960,000	$28,438,000
Orphan drug and research and development credit carry forwards	10,298,000	9,617,000
Equity based compensation	44,000	227,000
Intangible and fixed assets	1,410,000	1,401,000
Capitalized research and development	3,497,000	2,482,000
Lease liability	37,000	69,000
Other	—	(85,000)
Total	45,246,000	42,149,000
Valuation allowance	(45,216,000)	(42,087,000)
Net deferred tax assets	30,000	62,000
Right of use asset	(30,000)	(62,000)
Total gross deferred tax liabilities	(30,000)	(62,000)
Net deferred tax assets	$—	$—

The Company had gross NOLs at December 31, 2025 of approximately $131.2 million for federal tax purposes, approximately $24 million for state tax purposes and approximately $3.7 million for foreign tax purposes. Federal losses generated in 2018 or later will carry forward indefinitely. In addition, the Company has approximately $10.3 million of various tax credits which credit the Company may be able to utilize its NOLs to reduce future federal and state income tax liabilities. However, these NOLs are subject to various limitations under Internal Revenue Code (“IRC”) Section 382. IRC Section 382 limits the use of NOLs to the extent there has been an ownership change of more than 50 percentage points. In addition, the NOL carryforwards are subject to examination by the taxing authority and could be adjusted or disallowed due to such exams. Although the Company has not undergone an IRC Section 382 analysis, it is likely that the utilization of the NOLs may be substantially limited.

The Company and one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and local jurisdictions. During the years ended December 31, 2025 and 2024 in accordance with the State of New Jersey’s Technology Business Tax Certificate Program, which allowed certain high technology and biotechnology companies to sell unused NOL carryforwards to other New Jersey-based corporate taxpayers, the Company sold its 2024 and 2023 New Jersey NOL carry forwards, resulting in the recognition of $506,615 and $409,114, respectively, of income tax benefit, net of transaction costs. Both amounts were recorded as receivables and are included in prepaid expenses and other current assets on the accompanying consolidated balance sheets for the years ended December 31, 2025 and 2024, respectively. There can be no assurance as to the continuation or magnitude of this program in the future.

The Tax Cuts and Jobs Act of 2017 (“TCJA”) has modified the IRC 174 expenses related to research and development for the tax years beginning after December 31, 2021. Under the TCJA, the Company must now capitalize the expenditures related to research and development activities and amortize over five years for U.S. activities and fifteen years for non-U.S. activities using a mid-year convention; therefore, the capitalization of research and development costs in accordance with IRC 174 resulted in a deferred tax asset of approximately $3.5 million. Under the One Big Beautiful Bill Act (enacted July 4, 2025), companies are allowed to expense domestic 174 costs for tax years beginning after December 31, 2024.

Reconciliations of the difference between income tax benefit computed at the federal and state statutory tax rates and the provision for income tax benefit for the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
Federal tax at statutory rate	(21.0)%	(21.0)%
State tax benefits, plus sale of NJ NOL, net of federal benefit	(7.6)	(12.2)
Foreign tax rate difference	—	—
Orphan drug and research and development credits	(6.0)	(8.1)
Permanent differences	0.9	1.3
Foreign NOL adjustments	1.0	0.6
Expiration of tax attributes	1.3	15.2
Change in valuation allowance	27.0	19.5
Income tax benefit	(4.4)%	(4.7)%

Entities are also required to evaluate, measure, recognize and disclose any uncertain income tax provisions taken on their income tax returns. The Company has analyzed its tax positions and has concluded that as of December 31, 2025, there were no uncertain positions. The Company’s U.S. federal and state net operating losses have occurred since its inception and as such, tax years subject to potential tax examination could apply from 2011, the earliest year with a net operating loss carryover, because the utilization of net operating losses from prior years opens the relevant year to audit by the IRS and/or state taxing authorities. Interest and penalties, if any, as they relate to income taxes assessed, are included in the income tax provision. The Company did not have any unrecognized tax benefits and has not accrued any interest or penalties for the years ended December 31, 2025 and 2024.